Income Taxes - Summary of Significant Components of Deferred Income Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Deferred tax assets:
Net operating loss carryforwards	$ 438,036	$ 376,122
Reserves and accruals	54,716	44,818
Research and development credits	286,163	258,201
Operating lease liabilities	146,897	148,126
Stock-based compensation	34,197	48,585
Depreciation and amortization	34,692	40,527
Section 174 capitalization	304,561	393,020
Other	7,359	9,170
Total deferred tax assets	1,306,621	1,318,569
Deferred tax liabilities:
Operating lease right-of-use assets	(77,910)	(75,966)
Other	(1,137)	(4,249)
Total deferred tax liabilities	(79,047)	(80,215)
Valuation allowance	(1,209,126)	(1,219,225)
Net deferred tax assets	$ 18,448	$ 19,129